CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - AUD ($)	Ordinary Share Capital	Retained Earnings/(Losses)	Share Based Payments Reserve	Foreign Currency Translation Reserve	Total
Beginning balance at Jun. 30, 2017	$ 523,197	$ (1,513,334)	$ 150,000	$ 1,034,653	$ 194,516
Profit/(loss) after income tax		(202,114)			(202,114)
Other comprehensive income/(loss) for the period				2,672	2,672
Total comprehensive income/(loss)		(202,114)		2,672	(199,442)
Transactions with owners in their capacity as owners					0
Ending balance at Jun. 30, 2018	523,197	(1,715,448)	150,000	1,037,325	(4,926)
Profit/(loss) after income tax		11,907			11,907
Other comprehensive income/(loss) for the period				(51)	(51)
Total comprehensive income/(loss)		11,907		(51)	11,856
Transactions with owners in their capacity as owners		150,000	(150,000)		0
Ending balance at Jun. 30, 2019	$ 523,197	$ (1,553,541)	$ 0	$ 1,037,274	$ 6,930